Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Options Activity

The following table sets forth the activity of the options to purchase Common Stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	64,850	$68.00	$-
Granted	7,230	12.40	3,904
Exercised	(297)	8.00	1,419
Canceled	(1,157)	79.00	-
Balance as of March 31, 2023	70,626	62.80	18,038
Exercisable as of March 31, 2023	53,446	$76.80	$18,038

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	52,795	$101.80	$17,250
Granted	22,686	71.80	-
Exercised	-	-	-
Canceled	(10,630)	159.20	-
Balance as of December 31, 2022	64,851	68.00	-
Exercisable as of December 31, 2022	40,928	$87.80	$-

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	Three months ended March 31,
	2023	2022
Risk-free interest rate range	3.6-3.63%	1.6 to 1.9%
Expected life of option-years	5	5.25 to 5.75
Expected stock price volatility	114.5-114.9%	110.4 to 113.2%
Expected dividend yield	-%	-%

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Years ended December 31,
	2022	2021
Risk-free interest rate range	1.6 to 3.94%	0.22% to 0.73%
Expected life of option-years	5.00 to 5.77	5.3 to 6.5
Expected stock price volatility	110 to 114.6%	107% to 125%
Expected dividend yield	-%	-%

Schedule of Share Based Payments Arrangements Options Exercised and Options Vested
	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2022	$-	$1,616,401
Three months ended March 31, 2023	$1,419	$594,966

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2021	$-	$1,543,912
Year ended December 31, 2022	$-	$1,616,401

Schedule of Aggregate Restricted Stock Awards and Restricted Stock Unit Activity

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the three months ended March 31, 2023:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2022	3,533	$8.40	$29,949
Granted	6,207	10.60	65,367
Vested	(8,990)	27.00	242,185
Forfeitures	-	-	-
Balance as of March 31, 2023	750	$23.60	$17,764

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the year ended December 31, 2022:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2021	487	$74.40	$36,148
Granted	10,206	58.40	595,846
Vested	(7,159)	61.40	(423,077)
Forfeitures	-	-	-
Balance as of December 31, 2022	3,534	8.40	29,949